BUSINESS COMBINATIONS, ACQUISITIONS AND RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisition Pro Forma Information
The following unaudited pro forma financial information gives effect to the Blockcap acquisition as if it had been completed on January 1, 2020. The unaudited pro forma information was prepared in accordance with the requirements of ASC 805, Business Combinations, which is a different basis than pro forma information prepared under Article 11 of Regulation S-X (“Article 11”). As such, they are not directly comparable with historical results for stand-alone Core Scientific prior to July 30, 2021, historical results for Core Scientific from July 30, 2021, that reflect the acquisition and are inclusive of the results and operations of Blockcap, nor our previously provided pro forma financials prepared in accordance with Article 11. The pro forma results for the year ended December 31, 2021, include the impact of several significant nonrecurring pro forma adjustments to previously reported operating results. The pro forma adjustments are based on historically reported transactions by the respective companies. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisition (in thousands).

	Year Ended December 31,
	2021	2020
Total revenue	$586,991	$70,948
Operating income	$137,109	$(23,354)